Summary of material accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Amendments To I A S 7 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IAS 7
Description of nature of impending change in accounting policy	Cash Flow Statements - Cost method.
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments To I F R S 1 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 1
Description of nature of impending change in accounting policy	First-time adoption of International Financial Reporting Standards - Changes in references to hedge accounting.
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments To I F R S 7 And I F R S 9 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 7 and IFRS 9
Description of nature of impending change in accounting policy	Classification and Measurement of Financial Instruments.
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments To I F R S 10 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 10
Description of nature of impending change in accounting policy	Consolidated Financial Statements.
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments To I F R S 18 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	IFRS 18
Description of nature of impending change in accounting policy	Presentation and disclosures in the Financial Statements.
Date by which application of new IFRS is required	Jan. 01, 2027
Amendments To I F R S 19 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	IFRS 19
Description of nature of impending change in accounting policy	Subsiduaries without Public Accountability: Disclousures.
Date by which application of new IFRS is required	Jan. 01, 2027
Amendments To I A S 21 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IAS 21
Description of nature of impending change in accounting policy	Effect of changes in foreign currency exchange rates - Translation to a hyperinflationary presentation currency.
Date by which application of new IFRS is required	Jan. 01, 2027
Amendments To I F R S 7 I F R S 18 I A S 1 I A S 8 I A S 36 I A S 37 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 7 - IFRS18 - IAS 1 - IAS 8 - IAS 36 - IAS 37
Description of nature of impending change in accounting policy	Changes to illustrative examples and disclosures about uncertainties in the Financial Statements.
Date by which application of new IFRS is required	Jan. 01, 2027